Form N-1A Cover	Apr. 29, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Entity Central Index Key	0000896435
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 29, 2025
Prospectus Date	Apr. 30, 2025